Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001587551
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2024
Prospectus Date	rr_ProspectusDate	Aug. 28, 2024
Canterbury Portfolio Thermostat Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CANTERBURY PORTFOLIO THERMOSTAT FUND
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy, hold and sell shares of the Fund which are not reflected below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Prospectus and Statement of Additional Information (“SAI”), Each Dated August 28, 2024

Canterbury Investment Management, LLC, (the “Adviser” or “Canterbury”), adviser of the Canterbury Portfolio Thermostat Fund (the “Fund”), has agreed to contractually waive its management fee of 0.90% so that the management fee for all share classes of the Fund is 0.50% to be effective October 1, 2024 and expiring on September 30, 2025. Accordingly, the Fund’s Fees and Expenses Table and Expense Example on page 1 of the Prospectus is revised as set forth below.

Canterbury Portfolio Thermostat Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAPTX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	701
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,676
Canterbury Portfolio Thermostat Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAPPX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%	[1],[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.06%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.62%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.22%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,924

[1]	Canterbury Investment Management, LLC, (the “Adviser”) has agreed to contractually waive its management fee of 0.90% for all share classes of the Fund so that the management fee for all share classes of the Fund is 0.50% effective October 1, 2024 and expiring September 30, 2025.
[2]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.
[3]	The Fund’s Investor Shares have been approved by the Trust’s Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be registered and offered for sale at a later date.